Revenue - Summary of Performance Obligations (Detail) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	$ 1,700,000	$ 1,658,380
Less than one year [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	829,326	748,652
One to two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	151,360	155,508
Greater than two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	719,314	754,220
Engineered Systems [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	619,988	557,549
Engineered Systems [Member] | Less than one year [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	619,294	556,844
Engineered Systems [Member] | One to two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	694	705
Engineered Systems [Member] | Greater than two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	0	0
Service [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	92,139	91,294
Service [Member] | Less than one year [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	35,645	33,192
Service [Member] | One to two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	14,435	13,437
Service [Member] | Greater than two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	42,059	44,665
Energy Infrastructure [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	987,873	1,009,537
Energy Infrastructure [Member] | Less than one year [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	174,387	158,616
Energy Infrastructure [Member] | One to two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	136,231	141,366
Energy Infrastructure [Member] | Greater than two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	$ 677,255	$ 709,555